Long-Term Investments and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Long Term Investments [Line Items]
Cost-method investments	$ 20	$ 20	$ 22
Noncontrolling interest	230	230	123
DNP Photomask Europe S.p.A (“DNP”)
Long Term Investments [Line Items]
Cost-method investments	9	9
RF Communications Business
Long Term Investments [Line Items]
Cost-method investments	$ 10	$ 10
InnoScience Investment
Long Term Investments [Line Items]
Equity method investment, ownership percentage	1.40%	1.40%
Payments to acquire investments	$ 51
Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Noncontrolling interest	$ 156	$ 156	$ 52
Noncontrolling interest, increase		$ 104
SANAN STMicroelectronics JV | Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Limited partnership		49.00%
Subsidiary, ownership percentage, noncontrolling owner	51.00%	51.00%